CONSOLIDATED STATEMENT OF PROFIT OR LOSS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest income		$ 214,762,250	$ 178,900,146	$ 236,024,414
Interest expenses		(91,409,079)	(62,598,337)	(99,807,294)
NET INTEREST INCOME		123,353,171	116,301,809	136,217,120
Fee and commission income		40,105,861	35,717,584	36,190,015
Fee and commission expense		(16,438,368)	(17,242,412)	(19,383,702)
Gains on financial assets and liabilities at fair value through profit or loss, net		4,022,989	16,964,495	23,553,653
Losses on derecognition of financial assets not measured at fair value through profit or loss, net		(122,297)	(3,486,536)	(122,073)
Exchange differences, net		5,539,573	9,400,228	21,171,702
Other operating income		8,195,927	9,544,009	18,086,138
Other operating expenses		(27,097,585)	(23,532,125)	(33,250,064)
GROSS INCOME		137,559,271	143,667,052	182,462,789
Administration costs		(63,744,222)	(59,076,387)	(62,985,110)
Personnel benefits		(31,377,478)	(30,760,593)	(34,261,425)
Other administrative expenses		(32,366,744)	(28,315,794)	(28,723,685)
Depreciation and amortization		(5,581,759)	(6,137,257)	(8,646,719)
Impairment of financial assets		(12,772,677)	(17,909,011)	(32,370,076)
Loss on net monetary position		(41,427,107)	(33,621,975)	(41,537,394)
NET OPERATING INCOME		14,033,506	26,922,422	36,923,490
Share of profit of equity accounted investees		(56,233)	402,368	263,275
PROFIT BEFORE TAX		13,977,273	27,324,790	37,186,765
Income tax expense		(4,621,583)	(12,126,790)	(4,258,154)
PROFIT FOR THE YEAR		9,355,690	15,198,000	32,928,611
Attributable to owners of the Bank		9,398,606	15,171,190	32,935,417
Attributable to non-controlling interest		$ (42,916)	$ 26,810	$ (6,806)
EARNINGS PER SHARE
Basic earnings per share	[1]	$ 15.3394	$ 24.7608	$ 53.7571
Diluted earnings per share	[1]	$ 15.3394	$ 24.7608	$ 53.7571

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.